                               SENTINEL ADVANTAGE

                           Variable Annuity Contract
                                   issued by
                        National Life Insurance Company

         Supplement dated July 31, 1998 to Prospectus dated May 1, 1998

NATIONAL LIFE INSURANCE COMPANY

         On May 8, 1998, the Board of Directors of National Life Insurance Company ("National Life") approved a Plan of Reorganization under which National Life would convert from a mutual life insurance company to a stock life insurance company, all of the outstanding stock of which would initially be indirectly owned by a newly formed mutual insurance holding company, National Life Holding Company. All policyholders of National Life, including Owners of the Contracts, would become voting members of National Life Holding Company. The contractual rights of Owners of the Contracts would not change if the Plan of Reorganization is consummated. The Plan of Reorganization is subject to the approval of the Vermont Commissioner of Banking, Insurance, Securities and Health Care Administration, and to a favorable vote of the policyholders of National Life.

         Under the Vermont law governing the conversion of mutual life insurance companies to mutual holding company structures, purchasers of Contracts after the National Life Board's approval of the Plan of Reorganization and before its effective date have the right to return their Contracts within 10 days of receipt of a notice that the reorganization is pending, and receive a refund of all premiums paid.

         Availability of New Fund Options.

          On July 31, 1998, nine Subaccounts in the nine Funds of American Century Variable Portfolios, Inc., Goldman Sachs Variable Insurance Trust, J. P. Morgan Series Trust II, and Neuberger & Berman Advisers Management Trust, described on pages 14-15 of the Prospectus, became available for allocation of Contract Value under the Contracts.

         Advertising

         The total return tables on pages 37-39 of the Prospectus are amended and supplemented as follows:

ADJUSTED AVERAGE ANNUAL TOTAL RETURN
(assuming Enhanced Death Benefit Rider is not elected and the Contingent Deferred Sales Charge is not deducted)


                                             1 Year to  5 Years to  10 Years to   Life of Fund  Date Fund
                                             12/31/97   12/31/97    12/31/97      to 12/31/97   Effective
--------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization         9.8%       11.0%       N/A           17.5%         9/21/88
--------------------------------------------------------------------------------------------------------------
 Alger American Growth                       24.0%      17.6%       N/A           17.7%         1/9/89
--------------------------------------------------------------------------------------------------------------
 American Century VP Value                   24.3%      N/A         N/A           21.4%         5/1/96
--------------------------------------------------------------------------------------------------------------
 American Century VP Income & Growth         N/A        N/A         N/A           7.4%          10/30/97
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Equity Income             26.3%      18.4%       15.1%         13.0%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Growth                    21.7%      16.3%       15.5%         13.9%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-High Income               16.0%      12.3%       11.2%         10.8%         9/19/85
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Overseas                  10.0%      12.5%       8.0%          6.6%          1/28/87
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Index 500              30.9%      18.2%       N/A           18.1%         8/27/92
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Contrafund             22.4%      N/A         N/A           26.4%         1/3/95
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT International Equity      N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Global Income             N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT CORE Small Cap Equity     N/A        N/A         N/A           N/A           2/13/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Mid Cap Equity            N/A        N/A         N/A           N/A           5/1/98
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities     3.9%       N/A         N/A           8.6%          12/31/94
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan Small Company                   20.8%      N/A         N/A           23.8%         12/31/94
--------------------------------------------------------------------------------------------------------------
 Market Street Growth                        22.6%      15.3%       14.0%         12.8%         2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street Sentinel Growth               29.7%      N/A         N/A           22.0%         3/18/96
--------------------------------------------------------------------------------------------------------------
 Market Street Aggressive Growth             19.5%      10.2%       N/A           12.8%         5/1/89
--------------------------------------------------------------------------------------------------------------
 Market Street Managed                       19.5%      11.3%       9.4%          8.5%          12/12/85
--------------------------------------------------------------------------------------------------------------
 Market Street Bond                          7.9%       5.3%        6.3%          7.2%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street International                 8.1%       12.0%       N/A           7.6%          11/1/91
--------------------------------------------------------------------------------------------------------------
 Market Street Money Market                  3.8%       3.0%        4.0%          4.5%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Neuberger & Berman AMT Partners             29.4%      N/A         N/A           22.4%         3/22/94
--------------------------------------------------------------------------------------------------------------
 Strong Special Fund II, Inc.                23.7%      17.6%       N/A           18.3%         5/8/92
--------------------------------------------------------------------------------------------------------------
 Strong Growth Fund II                       27.9%      N/A         N/A           27.9%         1/1/97
--------------------------------------------------------------------------------------------------------------
 Van Eck Worldwide Bond                      0.9%       4.0%        N/A           4.6%          9/1/89
--------------------------------------------------------------------------------------------------------------

ADJUSTED AVERAGE ANNUAL TOTAL RETURN
(assuming Enhanced Death Benefit Rider is not elected and the Contingent Deferred Sales Charge is deducted)


                                             1 Year to  5 Years to  10 Years to   Life of Fund  Date Fund
                                             12/31/97   12/31/97    12/31/97      to 12/31/97   Effective
--------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization         2.8%       10.6%       N/A           17.5%         9/21/88
--------------------------------------------------------------------------------------------------------------
 Alger American Growth                       17.0%      17.3%       N/A           17.7%         1/9/89
--------------------------------------------------------------------------------------------------------------
 American Century VP Value                   17.3%      N/A         N/A           18.2%         5/1/96
--------------------------------------------------------------------------------------------------------------
 American Century VP Income & Growth         N/A        N/A         N/A           0.4%          10/30/97
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Equity Income             19.3%      18.1%       15.1%         13.0%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Growth                    14.7%      16.0%       15.5%         13.9%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-High Income               9.0%       11.9%       11.2%         10.8%         9/19/85
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Overseas                  3.0%       12.1%       8.0%          6.6%          1/28/87
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Index 500              23.9%      17.9%       N/A           18.0%         8/27/92
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Contrafund             15.4%      N/A         N/A           25.3%         1/3/95
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT International Equity      N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Global Income             N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT CORE Small Cap Equity     N/A        N/A         N/A           N/A           2/13/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Mid Cap Equity            N/A        N/A         N/A           N/A           5/1/98
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities     (3.1%)     N/A         N/A           7.5%          12/31/94
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan Small Company                   13.8%      N/A         N/A           22.9%         12/31/94
--------------------------------------------------------------------------------------------------------------
 Market Street Growth                        15.6%      14.9%       14.0%         12.8%         2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street Sentinel Growth               22.7%      N/A         N/A           19.1%         3/18/96
--------------------------------------------------------------------------------------------------------------
 Market Street Aggressive Growth             12.5%      9.8%        N/A           12.8%         5/1/89
--------------------------------------------------------------------------------------------------------------
 Market Street Managed                       12.5%      10.9%       9.4%          8.5%          12/12/85
--------------------------------------------------------------------------------------------------------------
 Market Street Bond                          0.9%       4.8%        6.3%          7.2%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street International                 1.1%       11.6%       N/A           7.5%          11/1/91
--------------------------------------------------------------------------------------------------------------
 Market Street Money Market                  (3.2%)     2.4%        4.0%          4.5%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Neuberger & Berman AMT Partners             22.4%      N/A         N/A           21.8%         3/22/94
--------------------------------------------------------------------------------------------------------------
 Strong Special Fund II, Inc.                16.7%      17.3%       N/A           18.2%         5/8/92
--------------------------------------------------------------------------------------------------------------
 Strong Growth Fund II                       20.9%      N/A         N/A           20.9%         1/1/97
--------------------------------------------------------------------------------------------------------------
 Van Eck Worldwide Bond                      (6.1%)     3.5%        N/A           4.6%          9/1/89
--------------------------------------------------------------------------------------------------------------

ADJUSTED AVERAGE ANNUAL TOTAL RETURN
(assuming Enhanced Death Benefit Rider is elected and the Contingent Deferred Sales Charge is not deducted)


                                             1 Year to  5 Years to  10 Years to   Life of Fund  Date Fund
                                             12/31/97   12/31/97    12/31/97      to 12/31/97   Effective
--------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization         9.6%       10.8%       N/A           17.3%         9/21/88
--------------------------------------------------------------------------------------------------------------
 Alger American Growth                       23.7%      17.4%       N/A           17.5%         1/9/89
--------------------------------------------------------------------------------------------------------------
 American Century VP Value                   24.0%      N/A         N/A           21.2%         5/1/96
--------------------------------------------------------------------------------------------------------------
 American Century VP Income & Growth         N/A        N/A         N/A           7.4%          10/30/97
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Equity Income             26.0%      18.2%       14.8%         12.8%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Growth                    21.5%      16.1%       15.3%         13.7%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-High Income               15.7%      12.1%       11.0%         10.6%         9/19/85
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Overseas                  9.7%       12.2%       7.8%          6.4%          1/28/87
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Index 500              30.7%      18.0%       N/A           17.9%         8/27/92
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Contrafund             22.1%      N/A         N/A           26.1%         1/3/95
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT International Equity      N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Global Income             N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT CORE Small Cap Equity     N/A        N/A         N/A           N/A           2/13/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Mid Cap Equity            N/A        N/A         N/A           N/A           5/1/98
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities     3.7%       N/A         N/A           8.4%          12/31/94
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan Small Company                   20.5%      N/A         N/A           23.5%         12/31/94
--------------------------------------------------------------------------------------------------------------
 Market Street Growth                        22.3%      15.1%       13.8%         12.5%         2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street Sentinel Growth               29.5%      N/A         N/A           21.8%         3/18/96
--------------------------------------------------------------------------------------------------------------
 Market Street Aggressive Growth             19.2%      10.0%       N/A           12.6%         5/1/89
--------------------------------------------------------------------------------------------------------------
 Market Street Managed                       19.3%      11.0%       9.2%          8.3%          12/12/85
--------------------------------------------------------------------------------------------------------------
 Market Street Bond                          7.7%       5.1%        6.1%          7.0%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street International                 7.9%       11.8%       N/A           7.4%          11/1/91
--------------------------------------------------------------------------------------------------------------
 Market Street Money Market                  3.5%       2.8%        3.8%          4.3%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Neuberger & Berman AMT Partners             29.1%      N/A         N/A           22.2%         3/22/94
--------------------------------------------------------------------------------------------------------------
 Strong Special Fund II, Inc.                23.4%      17.4%       N/A           18.1%         5/8/92
--------------------------------------------------------------------------------------------------------------
 Strong Growth Fund II                       27.7%      N/A         N/A           27.7%         1/1/97
--------------------------------------------------------------------------------------------------------------
 Van Eck Worldwide Bond                      0.7%       3.8%        N/A           4.4%          9/1/89
--------------------------------------------------------------------------------------------------------------

ADJUSTED AVERAGE ANNUAL TOTAL RETURN
(assuming Enhanced Death Benefit Rider is elected and the Contingent Deferred Sales Charge is deducted)


                                             1 Year to  5 Years to  10 Years to   Life of Fund  Date Fund
                                             12/31/97   12/31/97    12/31/97      to 12/31/97   Effective
--------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization         2.6%       10.4%       N/A           17.3%         9/21/88
--------------------------------------------------------------------------------------------------------------
 Alger American Growth                       16.7%      17.0%       N/A           17.5%         1/9/89
--------------------------------------------------------------------------------------------------------------
 American Century VP Value                   17.0%      N/A         N/A           18.0%         5/1/96
--------------------------------------------------------------------------------------------------------------
 American Century VP Income & Growth         N/A        N/A         N/A           0.4%          10/30/97
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Equity Income             19.0%      17.9%       14.8%         12.8%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Growth                    14.5%      15.8%       15.3%         13.7%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-High Income               8.7%       11.7%       11.0%         10.6%         9/19/85
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Overseas                  2.7%       11.9%       7.8%          6.4%          1/28/87
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Index 500              23.7%      17.6%       N/A           17.7%         8/27/92
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Contrafund             15.1%      N/A         N/A           25.1%         1/3/95
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT International Equity      N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Global Income             N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT CORE Small Cap Equity     N/A        N/A         N/A           N/A           2/13/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Mid Cap Equity            N/A        N/A         N/A           N/A           5/1/98
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities     (3.3%)     N/A         N/A           7.3%          12/31/94
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan Small Company                   13.5%      N/A         N/A           22.7%         12/31/94
--------------------------------------------------------------------------------------------------------------
 Market Street Growth                        15.3%      14.7%       13.8%         12.5%         2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street Sentinel Growth               22.5%      N/A         N/A           18.9%         3/18/96
--------------------------------------------------------------------------------------------------------------
 Market Street Aggressive Growth             12.2%      9.6%        N/A           12.6%         5/1/89
--------------------------------------------------------------------------------------------------------------
 Market Street Managed                       12.3%      10.7%       9.2%          8.3%          12/12/85
--------------------------------------------------------------------------------------------------------------
 Market Street Bond                          0.7%       4.6%        6.1%          7.0%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street International                 0.9%       11.4%       N/A           7.3%          11/1/91
--------------------------------------------------------------------------------------------------------------
 Market Street Money Market                  (3.5%)     2.2%        3.8%          4.3%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Neuberger & Berman AMT Partners             22.1%      N/A         N/A           21.5%         3/22/94
--------------------------------------------------------------------------------------------------------------
 Strong Special Fund II, Inc.                16.4%      17.1%       N/A           18.0%         5/8/92
--------------------------------------------------------------------------------------------------------------
 Strong Growth Fund II                       20.7%      N/A         N/A           20.7%         1/1/97
--------------------------------------------------------------------------------------------------------------
 Van Eck Worldwide Bond                      (6.3%)     3.3%        N/A           4.4%          9/1/89
--------------------------------------------------------------------------------------------------------------


GOLDMAN SACHS VARIABLE INSURANCE TRUST

                 The second sentence of the first paragraph under "Goldman Sachs Variable Insurance Trust" on page 14 of the prospectus is amended to read as follows: Goldman Sachs Variable Insurance Trust is a "series" type mutual fund registered with the SEC as an open-end management investment company issuing a number of series or classes, each of which represents an interest in a Fund of Goldman Sachs Variable Insurance Trust. Each Fund, except the Global Income Fund, is a diversified investment company. In addition, the investment objective of the Midcap Equity Fund of the Trust is amended to read as follows:
Seeks long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion).

         It should also be noted that the expense ratios presented on page 6 of the Prospectus for the four series of the Goldman Sachs Variable Insurance Trust are estimates, since the Trust began operations on January 1, 1998. In the absence of expense reimbursement programs, pursuant to which Goldman Sachs Asset Management and Goldman Sachs Asset Management International have respectively agreed to reduce or limit certain Fund expenses (excluding management fees, taxes, interest and brokerage fees, and litigation, indemnification and extraordinary expenses), it is estimated that the "Other Expenses" and "Total Other Expenses" for the International Equity Fund, the Global Income Fund, the CORE Small Cap Equity Fund and the Mid Cap Equity Fund would have been 1.22% and 2.22%, 1.72% and 2.62%, 1.03% and 1.78%, and .53% and
1.33%, respectively.